Dividends on Ordinary Shares (Tables)	12 Months Ended
Dec. 31, 2023
Dividends On Ordinary Shares [Abstract]
Disclosure of Dividends on Ordinary Shares Declared and Paid	Dividends on ordinary shares declared and paid in the year were as follows:

	Group			Group
	2023	2022	2021	2023	2022	2021
	Pence per share	Pence per share	Pence per share	£m	£m	£m
In respect of current year – first interim	1.32	1.25	0.90	410	389	281
– second interim	3.61	2.01	3.47	1,120	625	1,077
	4.93	3.26	4.37	1,530	1,014	1,358